EMPLOYEE BENEFIT ASSETS AND LIABILITIES - Disclosure of detailed information about defined benefit liability (asset) (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefit Assets And Liabilities [Abstract]
Defined benefit obligation	$ 668	$ 588	$ 390
Fair value of plan assets	(277)	(217)	$ (128)
Net defined benefit liability	$ 391	$ 371